Operations (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Feb. 09, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of subsidiaries [line items]
Assets	R$ 1,179,599		R$ 883,293
Investment properties	557,152		389,799	R$ 287,867
Liabilities	R$ 423,735		R$ 215,825
Agropecuaria Moroti S.A. [Member] | Book Value [Member]
Disclosure of subsidiaries [line items]
Assets		R$ 134,446
Accounts receivable, inventories and other receivables		4,616
Recoverable taxes		13
Investment properties		129,750
Other property and equipment other than land		67
Liabilities		18,968
Trade payables, taxes and other liabilities		254
Loans		18,714
Fair value of net spun-off assets		115,478
Agropecuaria Moroti S.A. [Member] | Effect Of Fair Value Measurement [Member]
Disclosure of subsidiaries [line items]
Assets		11,502
Accounts receivable, inventories and other receivables		36
Recoverable taxes		(13)
Investment properties		11,202
Other property and equipment other than land		277
Liabilities		6,404
Trade payables, taxes and other liabilities		6,322
Loans		82
Fair value of net spun-off assets		5,098
Agropecuaria Moroti S.A. [Member] | Fair Value [Member]
Disclosure of subsidiaries [line items]
Assets		145,948
Accounts receivable, inventories and other receivables		4,652
Recoverable taxes
Investment properties		140,952
Other property and equipment other than land		344
Liabilities		25,372
Trade payables, taxes and other liabilities		6,576
Loans		18,796
Fair value of net spun-off assets		R$ 120,576